Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 514,602	$ 3,299,679	$ 418,991
Restricted cash	40,371	40,371	1,534,953
Accounts receivable	2,513,883	1,218,705
Inventory, net	4,878,195	5,341,500	1,767,942
Prepaid expenses and other current assets	2,144,224	1,347,627	986,595
Total Current Assets	10,091,275	11,247,882	4,708,481
Property and equipment:
Equipment	204,300	175,537	105,902
Furniture and fixtures	98,828	79,062	72,713
Tooling and molds	581,881	581,881	390,952
Property and equipment, gross	885,009	836,480	569,567
Accumulated depreciation	(574,485)	(456,752)	(196,353)
Property and equipment, net	310,524	379,728	373,214
Goodwill	23,433,922	15,479,662
Other intangible assets, net of amortization of $1,155,257 and $318,842, respectively	12,694,710	8,285,725
Total Assets	46,530,431	35,392,997	5,081,695
Current Liabilities
Accounts payable	2,301,268	2,070,658	1,333,137
Accrued expenses	3,139,072	2,901,672	641,438
Customer deposits	3,676,395	6,068,894	8,729
Short-term debt	212,960	773,969
Convertible notes payable, net of discount of $351,078 and $1,366,667, respectively, and net of deferred debt issuance costs of $0 and $123,563, respectively	1,743,330	9,770	1,796,698
Derivative liability conversion feature			420,360
Other current liabilities - contingent consideration	5,340,432	1,496,442
Total Current Liabilities	16,413,457	13,321,405	4,200,362
Other long-term liabilities - contingent consideration	3,839,875	4,832,028
Long-term debt	638,881
Revolving loan facility, net of deferred debt issuance costs of $365,000 and $769,453, respectively	14,635,000	14,230,547
Deferred tax liability	2,267,325	190,286
Total Liabilities	37,794,538	32,574,266	4,200,362
Commitments and Contingencies
Series C Preferred Stock, $0.0001 par value: 2,000 shares designated, 2,000 and 0 shares issued and outstanding as of September 30, 2017 and December 31, 2016, respectively	1,900,000
Stockholders' Equity
Common Stock, $0.0001 par value: 100,000,000 shares authorized; 16,069,477 and 7,379,924 shares issued and outstanding, respectively	1,607	738	444
Additional paid-in capital	47,454,771	33,204,943	22,787,762
Accumulated deficit	(40,620,485)	(34,659,801)	(21,906,873)
Total Stockholders' Equity	6,835,893	2,818,731	881,333
Total Liabilities, Series C Preferred Stock and Stockholders' Equity	46,530,431	35,392,997	5,081,695
Series A Preferred stock
Stockholders' Equity
Preferred stock, value		182,851
Total Stockholders' Equity		1,869,775
Series B Preferred Stock
Stockholders' Equity
Preferred stock, value		4,090,000
Total Stockholders' Equity		$ 4,090,000